ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of subsidiaries of the Company
	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
China Liberal	February 25, 2019	Cayman Islands	Parent	Investment holding
Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding
Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding
China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education service provider
Oriental Wisdom	August 17, 2009	Beijing, PRC	100%	Education service provider
Aiways Automobile	September 29, 2022	Cayman Islands	100%	Investment holding
Aiways Merger Sub	September 29, 2022	Cayman Islands	100%	Investment holding